Fair Value of Financial Assets and Liabilities	9 Months Ended
Sep. 30, 2022
Disclosure of Fair Value of Financial Assets and Liabilities Explanatory [Abstract]
Fair value of financial assets and liabilities
15.	Fair value of financial assets and liabilities

The Company’s fair values of financial assets and liabilities were as follows:

	September 30, 2022
($000s)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	66,164	66,164	-	-	66,164
Amounts receivable	9,513	9,513	-	-	9,513
Investment in marketable securities	3,295	3,295	-	-	3,295
Convertible notes receivable	647	-	-	647	647
Long-term receivables	51,620	51,620	-	-	51,620
	131,239	130,592	-	647	131,239
Liabilities
Accounts payable and accrued liabilities	59,092	59,092	-	-	59,092
Secured note	220,660	-	-	220,660	220,660
	279,752	59,092	-	220,660	279,752

	December 31, 2021
($000s)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	11,523	11,523	-	-	11,523
Short-term deposits	29,243	29,243	-	-	29,243
Amounts receivable and prepaid expenses	5,229	5,229	-	-	5,229
Investment in marketable securities	3,367	3,367	-	-	3,367
Convertible notes receivable	606	-	-	606	606
Long-term receivables	13,038	13,038	-	-	13,038
	63,006	62,400	-	606	63,006
Liabilities
Accounts payable and accrued liabilities	12,165	12,165	-	-	12,165
	12,165	12,165	-	-	12,165

The Company’s financial risk exposures and the impact on the Company’s financial instruments are summarized below:

Credit Risk

The Company’s credit risk is primarily attributable to short-term deposits, convertible notes receivable, and receivables included in amounts receivable and prepaid expenses. The Company has no significant concentration of credit risk arising from operations. The short-term deposits consist of Canadian Schedule I bank guaranteed notes, with terms up to one year but are cashable in whole or in part with interest at any time to maturity, for which management believes the risk of loss to be remote. Management believes that the risk of loss with respect to financial instruments included in amounts receivable and prepaid expenses to be remote.

Liquidity Risk

The Company’s approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when due. As at September 30, 2022, the Company had cash and cash equivalents of $66.2 million and short-term deposits of $136.8 million (December 31, 2021 - $11.5 million and $29.2 million, respectively) for settlement of current financial liabilities of $59.1 million (December 31, 2021 - $12.2 million). Except for the secured note liability and the reclamation obligations, the Company’s financial liabilities primarily have contractual maturities of 30 days and are subject to normal trade terms. The Company’s ability to fund its operations and capital expenditures and other obligations as they become due is dependent upon market conditions.

As the Company does not generate cash inflows from operations, the Company is dependent upon external sources of financing to fund its exploration projects and on-going activities. If required, the Company will seek additional sources of cash to cover its proposed exploration and development programs at its key projects, in the form of equity financing and from the sale of non-core assets. Refer to note 13 for details on equity financing.

Market Risk

(a) Interest Rate Risk

Interest rate risk is the risk that the future cash flows of a financial instrument or its fair value will fluctuate because of changes in market interest rates. The secured note liability (Note 12) bears interest at a fixed rate of 6.5% per annum. The Company’s current policy is to invest excess cash in Canadian bank guaranteed notes (short-term deposits). The short-term deposits can be cashed in at any time and can be reinvested if interest rates rise.

(b) Foreign Currency Risk

The Company’s functional currency is the Canadian dollar and major purchases are transacted in Canadian and US dollars. The secure note liability and the related interest payments are denominated in US dollars. The Company has the option to pay the interest either in cash or in shares. The Company also funds certain operations, exploration and administrative expenses in the United States on a cash call basis using US dollar cash on hand or converted from its Canadian dollar cash. Management believes the foreign exchange risk derived from currency conversions is not significant to its operations and has not entered into any foreign exchange hedges. As at September 30, 2022, the Company had cash and cash equivalents, short-term deposits, investment in associate, convertible notes receivable, reclamation deposits, accounts payable, accrued liabilities and secured note that are in US dollars.

(c) Investment Risk

The Company has investments in other publicly listed exploration companies which are included in investments. These shares were received as option payments on certain exploration properties the Company owns or has sold. In addition, the Company holds $3.2 million in a gold exchange traded receipt that is recorded on the consolidated statements of financial position in investments. The risk on these investments is significant due to the nature of the investment but the amounts are not significant to the Company.